EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2015	2014	2013
Net (loss) income from continuing operations	(220,839)	16,253	3,530
Net loss from discontinued operations	—	(258)	(7,433)
Net (loss) income	(220,839)	15,995	(3,903)

(in thousands)	2015	2014	2013
Weighted average number of shares outstanding - basic	151,217	52,445	25,620
Impact of restricted stock units	133	149	176
Weighted average number of shares outstanding - diluted	151,350	52,594	25,796

The exercise of stock options using the treasury stock method was anti-dilutive in 2015 as the exercise price was higher than the share price at December 31, 2015, therefore, 381,000 shares were excluded from the denominator in each calculation. The convertible bonds using the if-converted method were anti dilutive in 2015, therefore, 10,035,123 shares were excluded from the denominator in each calculation.

In February and March 2016, we issued 343,684,000 and 13,369,291 new shares, respectively, which is considered a material change to the number of shares had this issue occurred prior to the year end.